Warrant Liability (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Summary of fair value measurements using significant unobservable inputs (Level 3)
Warrant liability, Beginning balance	$ 3,789,562
Decrease from Warrants Exercised in 2015	(2,557,331)
Increase in Fair Value	1,201,870
Warrant liability, Ending balance	$ 2,434,101